UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

The Perkins Discovery Fund
SCHEDULE OF INVESTMENTS at June 30, 2008 (unaudited)

Shares			Value

	COMMON STOCKS: 88.1%

	Chemicals: 1.2%
25,000	Landec Corp. *		$161,750

	Communications Equipment: 2.9%
50,000	Globecomm Systems, Inc. *		413,000

	Computers & Peripherals: 2.6%
32,500	Compellent Technologies, Inc. *		368,550

	Containers & Packaging: 5.3%
75,000	UFP Technologies, Inc. *		750,750

	Electronic Equipment & Instruments: 8.9%
100,000	ADDvantage Technologies Group, Inc. *		306,000
200,000	Iteris, Inc. *		506,000
90,000	Wireless Ronin Technologies, Inc. *		441,900
			1,253,900
	Food Products: 2.5%
15,000	Diamond Foods, Inc.		345,600

	Health Care Equipment & Supplies: 5.3%
150,000	CardioGenesis Corp. *		51,000
120,000	MedicalCV, Inc. *		2,400
20,000	Span-America Medical Systems, Inc.		224,000
150,000	Uroplasty, Inc. *		469,500
			746,900
	Health Care Providers & Services: 10.5%
11,000	Corvel Corp. *		372,570
175,000	Health Fitness Corp. *		315,000
65,000	IntegraMed America, Inc. *		465,400
20,000	US Physical Therapy, Inc. *		328,200
			1,481,170
	Heathcare Products: 1.3%
60,000	EDAP TMS S.A. - ADR *		179,400

	Help Supply Services: 1.5%
50,000	RCM Technologies, Inc. *		215,500

	Hotels, Restaurants & Leisure: 0.7%
50,000	Granite City Food & Brewery Ltd. *		98,500

	Household Products: 0.9%
50,000	Spectrum Brands, Inc. *		127,500

	Insurance: 0.2%
37,500	Brooke Corp.		26,625

	Internet Software & Services: 1.7%
237,500	I-Many, Inc. *		237,500

	IT Services: 3.7%
100,000	Computer Task Group, Inc. *		512,000

	Leisure Equipment & Products: 0.4%
40,000	Nature Vision, Inc. *		56,000

	Machinery: 6.7%
30,000	Titan Machinery, Inc. *		939,600

	Marine: 2.3%
27,500	Star Bulk Carriers Corp.		324,225

	Media: 7.0%
400,000	Insignia Systems, Inc. *		680,000
45,000	Lakes Entertainment, Inc. *		296,100
			976,100
	Motor Vehicles & Passenger Car Bodies: 1.9%
35,000	Spartan Motors, Inc.		261,450

	Pharmaceuticals: 5.5%
200,000	Heska Corp. *		240,000
25,000	Matrixx Initiatives, Inc. *		416,500
50,000	Oculus Innovative Sciences, Inc.*		120,500
			777,000
	Semiconductor & Semiconductor Equipment: 0.4%
43,000	Mathstar, Inc. *		61,060

	Software: 10.0%
15,000	Ebix, Inc. *		1,165,800
232,400	SoftBrands, Inc. *		237,048
			1,402,848

	Specialty Retail: 4.7%
90,000	Appliance Recycling Centers of America, Inc. *		652,500

	TOTAL COMMON STOCKS
	(Cost $13,748,247)		12,369,428

	SHORT-TERM INVESTMENTS: 12.2%
	Money Market Investments: 12.2%
688,882	AIM Liquid Assets		688,882
484,076	AIM Short-Term Prime-Institutional Class		484,076
536,950	Fidelity Institutional Money Market Portfolio		536,950
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,709,908)		1,709,908

	TOTAL INVESTMENTS: 100.3%
	(Cost $15,458,155)		14,079,336
	Liabilities in Excess of Other Assets: (0.3)%		(34,427)
	TOTAL NET ASSETS: 100.0%		$14,044,909

*	Non Income Producing
ADR	American Depository Receipt

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows+:

	Cost of investments	$15,458,155
	Gross unrealized appreciation	2,849,103
	Gross unrealized depreciation	(4,227,922)
	Net unrealized depreciation	$(1,378,819)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  The Fund (Portfolio) has adopted FAS 157 effective June 30, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$12,369,428.00	$1,709,908.00
Level 2 - Other Significant
observable inputs	$0.00	$0.00
Level 3 - Significant
unobservable inputs	$0.00	$0.00
Total	$12,369,428.00	$1,709,908.00

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title
                                              Robert M. Slotky, President

Date     August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                                                  Robert M. Slotky, President

Date     August 21, 2008

By (Signature and Title)*
                                                  Eric W. Falkeis, Treasurer

Date     August 21, 2008

* Print the name and title of each signing officer under his or her signature.